Fair Value Disclosure Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosure Measurements

NOTE 4 – FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date. GAAP established a fair value hierarchy that prioritizes the use of inputs used in valuation methodologies into the following levels:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Assets and liabilities that have little to no pricing observability as of the reported date. These items do not have two-way markets and are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment or estimation.

The following tables present the assets measured on a recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		September 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$10,863	$—	$10,863
Obligations of states and political subdivisions	—	87,525	—	87,525
Mortgage-backed securities in government-sponsored entities	—	21,380	—	21,380
Private-label mortgage-backed securities	—	2,068	—	2,068

Total debt securities	—	121,836	—	121,836
Equity securities in financial institutions	5	1,213	—	1,218

Total	$5	$123,049	$—	$123,054

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$21,629	$—	$21,629
Obligations of states and political subdivisions	—	97,290	—	97,290
Mortgage-backed securities in government-sponsored entities	—	24,524	—	24,524
Private-label mortgage-backed securities	—	2,263	—	2,263

Total debt securities	—	145,706	—	145,706
Equity securities in financial institutions	5	809	—	814

Total	$5	$146,515	$—	$146,520

The Company obtains fair values from an independent pricing service which represent either quoted market prices for the identical securities (Level I inputs) or fair values determined by pricing models using a market approach that considers observable market data, such as interest rate volatilities, LIBOR yield curve, credit spreads and prices from market makers and live trading systems (Level II).

Financial instruments are considered Level III when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. Level III financial instruments also include those for which the determination of fair value requires significant management judgment or estimation. The Company has no securities considered to be Level III as of September 30, 2016 or December 31, 2015.

The Company uses prices compiled by third party vendors.

The following tables present the assets measured on a nonrecurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs. The Company values other real estate owned at the estimated fair value of the underlying collateral less expected selling costs. Such values are estimated primarily using appraisals and reflect a market value approach. Due to the significance of the Level III inputs, other real estate owned has been classified as Level III.

		September 30, 2016
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$11,102	$11,102
Other real estate owned	—	—	1,205	1,205

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$12,848	$12,848
Other real estate owned	—	—	1,412	1,412

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
September 30, 2016
Impaired loans	$7,743	Discounted cash flow	Discount rate	3.1% to 7.0% (5.0%)
	3,359	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 55.7% (34.6%)

Other real estate owned	$1,205	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 10.0% (7.3%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015
Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1% to 7.9% (5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 87.1% (23.3%)

Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 10.0% (7.3%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.

(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

The estimated fair value of the Company’s financial instruments is as follows:

	September 30, 2016
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$23,276	$23,276	$—	$—	$23,276
Investment securities
Available for sale	123,054	5	123,049	—	123,054
Loans held for sale	880	—	880	—	880
Net loans	579,995	—	—	586,739	586,739
Bank-owned life insurance	13,438	13,438	—	—	13,438
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,526	2,526	—	—	2,526

Financial liabilities:
Deposits	$639,342	$454,427	$—	$188,668	$643,095
Short-term borrowings	32,803	32,803	—	—	32,803
Other borrowings	9,713	—	—	10,003	10,003
Accrued interest payable	391	391	—	—	391

	December 31, 2015
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(Dollar amounts in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$—	$—	$23,750
Investment securities
Available for sale	146,520	5	146,515	—	146,520
Loans held for sale	1,107	—	1,107	—	1,107
Net loans	527,325	—	—	534,021	534,021
Bank-owned life insurance	13,141	13,141	—	—	13,141
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,387	2,387	—	—	2,387

Financial liabilities:
Deposits	$624,447	$433,226	$—	$191,747	$624,973
Short-term borrowings	35,825	35,825	—	—	35,825
Other borrowings	9,939	—		10,063	10,063
Accrued interest payable	395	395	—	—	395

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors as determined through various option pricing formulas or simulation modeling. Since many of these assumptions result from judgments made by management based upon estimates which are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions:

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable, Accrued Interest Payable, and Short-Term Borrowings

The fair value is equal to the current carrying value.

Bank-Owned Life Insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Investment Securities Available for Sale

The fair value of investment securities is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Loans Held for Sale

Loans held for sale are carried at lower of cost or fair value. The fair value of loans held for sale is based on secondary market pricing on portfolios with similar characteristics. The changes in fair value of the assets are largely driven by changes in interest rates subsequent to loan funding and changes in the fair value of servicing associated with the mortgage loan held for sale.

Net Loans

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were used as estimates for fair value.

Deposits and Other Borrowings

The fair values of certificates of deposit and other borrowings are based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities. Demand, savings, and money market deposits are valued at the amount payable on demand as of period end.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure.

18.	FAIR VALUE DISCLOSURE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The following tables present the assets measured on a recurring basis on the Consolidated Balance Sheet at their fair value as of December 31, 2015 and 2014, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$21,629	$—	$21,629
Obligations of states and political subdivisions	—	97,290	—	97,290
Mortgage-backed securities in government- sponsored entities	—	24,524	—	24,524
Private-label mortgage-backed securities	—	2,263	—	2,263

Total debt securities	—	145,706	—	145,706
Equity securities in financial institutions	—	814	—	814

Total	$—	$146,520	$—	$146,520

		December 31, 2014
	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
U.S. government agency securities	$—	$22,896	$—	$22,896
Obligations of states and political subdivisions	—	98,345	—	98,345
Mortgage-backed securities in government- sponsored entities	—	29,391	—	29,391
Private-label mortgage-backed securities	—	2,919	—	2,919

Total debt securities	—	153,551	—	153,551
Equity securities in financial institutions	—	783	—	783

Total	$—	$154,334	$—	$154,334

Financial instruments are considered Level III when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. In addition to these unobservable inputs, the valuation models for Level III financial instruments typically also rely on a number of inputs that are readily observable either directly or indirectly. Level III financial instruments also include those for which the determination of fair value requires significant management judgment or estimation.

The following tables present the assets measured on a non-recurring basis on the Consolidated Balance Sheet at their fair value by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loan include quoted market prices for identical assets classified as Level I inputs and observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

		December 31, 2015
(Dollar amounts in thousands)	Level I	Level II	Level III	Total
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$12,848	$12,848
Other real estate owned	—	—	1,412	1,412

		December 31, 2014
	Level I	Level II	Level III	Total
Assets measured on a non-recurring basis:
Impaired loans	$—	$—	$12,772	$12,772
Other real estate owned	—	—	2,590	2,590

The following tables present additional quantitative information about assets measured at fair value on a non-recurring basis and for which the Company uses Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2015

Impaired loans	$6,867	Discounted cash flow	Discount rate	3.1% to 7.9% (5.0%)
	5,981	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 87.1% (23.3%)

Other real estate owned	$1,412	Appraisal of collateral (1)	Appraisal adjustments (2)	0.0% to 10.0% (7.3%)

	Quantitative Information about Level III Fair Value Measurements
(Dollar amounts in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
December 31, 2014

Impaired loans	$12,772	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 84.6% (25.5%)

Other real estate owned	$2,590	Appraisal of collateral (1)	Appraisal adjustments (2)	0% to 10.0% (7.5%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

The estimated fair value of the Company’s financial instruments is as follows:

	December 31, 2015
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$23,750	$23,750	$—	$—	$23,750
Investment securities available for sale	146,520	—	146,520	—	146,520
Loans held for sale	1,107	—	1,107	—	1,107
Net loans	527,325	—	—	534,021	534,021
Bank-owned life insurance	13,141	13,141	—	—	13,141
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,387	2,387	—	—	2,387
Financial liabilities:
Deposits	$624,447	$433,226	$—	$191,747	$624,973
Short-term borrowings	35,825	35,825	—	—	35,825
Other borrowings	9,939	—		10,063	10,063
Accrued interest payable	395	395	—	—	395

	December 31, 2014
	Carrying Value	Level I	Level II	Level III	Total Fair Value
	(in thousands)
Financial assets:
Cash and cash equivalents	$25,639	$25,639	$—	$—	$25,639
Investment securities available for sale	154,334	—	154,334	—	154,334
Loans held for sale	438	—	438	—	438
Net loans	463,738	—	—	475,019	475,019
Bank-owned life insurance	9,092	9,092	—	—	9,092
Federal Home Loan Bank stock	1,887	1,887	—	—	1,887
Accrued interest receivable	2,095	2,095	—	—	2,095
Financial liabilities:
Deposits	$586,112	$416,254	$—	$170,542	$586,796
Short-term borrowings	14,808	14,808	—	—	14,808
Other borrowings	10,624	—		10,822	10,822
Accrued interest payable	315	315	—	—	315

Financial instruments are defined as cash, evidence of ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from/to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties other than in a forced liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors as determined through various option pricing formulas or simulation modeling. Since many of these assumptions result from judgments made by management based upon estimates which are inherently uncertain, the resulting estimated fair values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in assumptions on which the estimated fair values are based may have a significant impact on the resulting estimated fair values.

As certain assets such as deferred tax assets and premises and equipment are not considered financial instruments, the estimated fair value of financial instruments would not represent the full value of the Company.

The Company employed simulation modeling in determining the estimated fair value of financial instruments for which quoted market prices were not available based upon the following assumptions.

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable, Accrued Interest Payable, and Short-Term Borrowings

The fair value is equal to the current carrying value.

Bank-Owned Life Insurance

The fair value is equal to the cash surrender value of the life insurance policies.

Investment Securities Available for Sale

The fair value of investment securities is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities.

Loans

The fair value is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Mortgage loans held for sale

Mortgage loans held for sale are carried at their fair value. Mortgage loans held for sale are estimated using security prices for similar product types and, therefore, are classified in Level II.

Deposits and Other Borrowed Funds

The fair values of certificates of deposit and other borrowed funds are based on the discounted value of contractual cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities. Demand, savings, and money market deposits are valued at the amount payable on demand as of year-end.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment or letter of credit, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, are not considered material for disclosure. The contractual amounts of unfunded commitments and letters of credit are presented in Note 14.